UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2001

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		October 31, 2001

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		40
Form 13F Information Table Value Total:		$335,622
List of Other Managers:

No.  13F File Number	Name

      None



                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS       SOLE
SHARED     NONE
AVX Corp.             COM      002444107        $9,350      574655 SH          SOLE      None
422585        0    152070
Abbott Laboratories   COM      002824100        $2,588       49911 SH          SOLE      None
45541        0      4370
Ambac Financial Gro   COM      023139108       $12,458      227715 SH          SOLE      None
167352              60363
Andrx Group           COM      034553107       $10,452      160995 SH          SOLE      None
112545        0     48450
Autodesk, Inc.        COM      052769106       $12,862      401195 SH          SOLE      None
300440        0    100755
CDW Computer Center   COM      125129106       $11,663      322365 SH          SOLE      None
232270        0     90095
CSG Systems Interna   COM      126349109        $6,876      167685 SH          SOLE      None
124660        0     43025
CVS Corp.             COM      126650100        $9,811      295500 SH          SOLE      None
216935        0     78565
Cabot Corporation     COM      127055101        $9,666      242255 SH          SOLE      None
180265        0     61990
Calpine Corp.         COM      131347106        $7,874      345195 SH          SOLE      None
260450        0     84745
Cardinal Health Ind   COM      14149Y108        $3,117       42156 SH          SOLE      None
37974        0      4182
Concord EFS Incorpo   COM      206187105        $6,037      123330 SH          SOLE      None
88655        0     34675
Elan Corp. ADR        ADR      284131208       $11,671      240883 SH          SOLE      None
172648        0     68235
Express Scripts Inc   COM      302102100       $13,244      239415 SH          SOLE      None
174000        0     65415
Family Dollar Store   COM      307000109       $11,456      517710 SH          SOLE      None
364035        0    153675
Flextronics Interna   COM      Y2573F102        $7,810      472195 SH          SOLE      None
351195        0    121000
Hanover Compressor    COM      410768105        $7,281      336450 SH          SOLE      None
251070        0     85380
HCC Insurance Holdi   COM      404132102        $9,472      360140 SH          SOLE      None
267700        0     92440
Health Net Inc        COM      42222G108        $7,860      408930 SH          SOLE      None
305780        0    103150
Health Management A   COM      421933102        $7,508      361660 SH          SOLE      None
260150        0    101510
IndyMac Bancorp Inc   COM      456607100        $8,630      318350 SH          SOLE      None
242610              75740
Integrated Device T   COM      458118106        $8,317      413355 SH          SOLE      None
315225        0     98130
International Recti   COM      460254105        $9,708      356485 SH          SOLE      None
268195        0     88290
Lennar Corporation    COM      526057104       $11,202      310810 SH          SOLE      None
226805        0     84005
Linens & Things       COM      535679104          $930       50080 SH          SOLE      None
50020        0        60
Manpower Inc.         COM      56418H100        $9,372      355950 SH          SOLE      None
251900        0    104050
Metris Companies In   COM      591598107        $9,787      395435 SH          SOLE      None
284280        0    111155
Plexus Corporation    COM      729132100        $7,490      317635 SH          SOLE      None
231740        0     85895
Providian Financial   COM      74406A102        $3,528      175100 SH          SOLE      None
117000        0     58100
Qlogic Inc.           COM      747277101        $7,996      420820 SH          SOLE      None
311940        0    108880
Quanta Services Inc   COM      74762E102        $1,536      107725 SH          SOLE      None
84100        0     23625
Rogers Communicatio   COM      775109200        $2,637      205250 SH          SOLE      None
131600        0     73650
Rowan Companies       COM      779382100        $6,375      514940 SH          SOLE      None
371490        0    143450
Southwest Airlines,   COM      844741108        $9,010      607129 SH          SOLE      None
467068        0    140061
Tech Data Corp.       COM      878237106       $14,724      388493 SH          SOLE      None
279528        0    108965
Teradyne Incorporat   COM      880770102        $3,985      204380 SH          SOLE      None
155195        0     49185
Teva Pharmaceutical   ADR      881624209       $10,693      176882 SH          SOLE      None
129177        0     47705
Watson Pharmaceutic   COM      942683103       $13,364      244275 SH          SOLE      None
175295        0     68980
Williams-Sonoma Inc   COM      969904101        $5,678      238490 SH          SOLE      None
159250        0     79240
Zions Bancorporatio   COM      989701107       $11,604      216250 SH          SOLE      None
161415        0     54835
TOTAL PORTFOLIO                               $335,622    11908174 SHS
8750083        0   3158091